Main differences between IFRS and Swiss GAAP (Narrative) (Detail)	12 Months Ended
Dec. 31, 2024
Main Differences Between IFRS And Swiss GAAP [Line Items]
Goodwill, general maximum useful life (in years)	5 years
Goodwill, maximum useful life for justified exceptional cases (in years)	10 years
Intangible assets with indefinite lives, general maximum useful life (in years)	5 years
Intangible assets with indefinite lives, maximum useful life for justified exceptional cases (in years)	10 years